Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 290	$ 310
Amounts due to related parties (Note 10)	28	169
Accrued liabilities	44	40
Trade payables and accrued liabilities	$ 362	$ 519